Leases - Summary of Amortization of Right-of-use Assets (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total amortization	$ 473,009	$ 378,309
Cost of Sales
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total amortization		56,378
General and Administrative Expenses
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total amortization	$ 473,009	$ 321,931